Acquisition and Transition Costs and Special Charges	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Acquisition And Transition Costs And Special Charges
Acquisition and Transition Costs and Special Charges
Acquisition and Transition Costs
The Company recognized $99, $4,890 and $5,828 for the years ended December 31, 2016, 2015 and 2014, respectively, as Acquisition and Transition Costs incurred in connection with acquisitions and other ongoing business development initiatives. These costs are primarily comprised of professional fees for legal and other services. In addition, acquisition and transition costs in 2016 included the reversal of $733 of a provision for certain settlements previously established in the fourth quarter of 2015 and acquisition and transition costs in 2015 included costs related to transitioning ISI's infrastructure.
Special Charges
The Company recognized $8,100 for the year ended December 31, 2016, as Special Charges incurred related to an impairment charge associated with the Company's investment in Atalanta Sosnoff. See Note 4 for further information.
The Company recognized $41,144 for the year ended December 31, 2015, as Special Charges incurred related to an impairment charge of $28,500 associated with the impairment of goodwill in the Company's Institutional Asset Management reporting unit and charges of $7,145 related to the restructuring of our investment in Atalanta Sosnoff, primarily related to the conversion of certain of Atalanta Sosnoff's profits interests held by management to equity interests. See Note 4 for further information. Special Charges in 2015 also included a charge of $2,151 for separation benefits and costs associated with the termination of certain contracts within the Company's Evercore ISI business as well as $3,348 for the finalization of a matter associated with the wind-down of the Company's U.S. Private Equity business.
The Company recognized $4,893 for the year ended December 31, 2014, as Special Charges incurred related to separation benefits and certain exit costs related to combining the equities business upon the ISI acquisition and a provision recorded in 2014 against contingent consideration due on the 2013 disposition of Evercore Pan-Asset Capital Management ("Pan.")